Held-to-maturity security (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)
Held-to-maturity security
Held-to-maturity securities			¥ 6,751
Held-to-maturity security
Held-to-maturity security
Held-to-maturity securities	$ 1,000			¥ 6,884
Ownership (in percent)	6.00%
Interest rate (in percent)	10.00%			10.00%
Amount to be received | $	$ 1,100
Other-than-temporary impairment loss		¥ 7,364